Scheduled maturities of minimum lease payments of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	₩ 108,231	₩ 26,054
Not later than 1 year
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	37,455	14,992
1~5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	70,764	11,062
Later than 5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	₩ 12	₩ 0